Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2021	2020	2019
Short-term employee benefits	$31	$27	$33
Post-employment benefits	1	1	2

Share-based payments	39	30	35
Total	$71	$58	$70